UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term

Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/28/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS  February 28, 2014 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—100.0%
Alabama—2.9%
$240,000	AL Public Hsg. Authority, Series B1	4.450%		01/01/2024	07/01/2014	A	$240,679
1,285,000	Jefferson County, AL GO1	5.250		04/01/2017	04/01/2014	A	1,286,529
5,045,000	Jefferson County, AL GO1	5.000		04/01/2023	04/01/2023		5,004,792
345,000	Jefferson County, AL Limited Obligation School Warrant	5.500		01/01/2022	03/31/2014	A	345,321
1,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2018	03/31/2014	A	1,723,371
1,200,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2019	03/31/2014	A	1,202,028
955,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		01/01/2021	03/31/2014	A	955,974
265,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		02/15/2016	03/31/2014	A	266,277
170,000	Jefferson County, AL School Warrants[1]	5.500		02/15/2020	03/31/2014	A	170,491

							11,195,462
Alaska—1.5%
5,600,000	AK Energy Authority[1]	6.600		07/01/2015	01/06/2015	B	5,876,976
Arizona—2.7%
100,000	AZ Health Facilities Authority (Blood Systems)[1]	5.000		04/01/2021	04/01/2014	A	100,445
500,000	AZ Health Facilities Authority (The Beatitudes Campus)[1]	5.100		10/01/2022	07/05/2019	B	489,035
160,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500		05/01/2019	12/02/2017	B	182,123
1,510,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.250		05/01/2015	11/06/2014	B	1,577,104
8,125,000	Pima County, AZ IDA PUTTERS[1]	0.390	[2]	03/01/2030	03/07/2014	A	8,125,000
125,000	Pinal County, AZ Community College District	4.000		07/01/2017	03/31/2014	A	125,368
10,000	Tempe, AZ Improvement District No. 175 (Rio Salado)	4.700		01/01/2015	03/31/2014	A	10,039

							10,609,114
Arkansas—0.0%
25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)	5.250		11/01/2019	03/31/2014	A	25,101
10,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)	5.500		12/01/2016	03/31/2014	A	10,036

							35,137
California—19.8%
30,000	Alameda, CA Community Improvement Commission (Business & Waterfront)[1]	4.400		02/01/2019	03/31/2014	A	30,057
70,000	Antelope Valley, CA Healthcare District[1]	5.200		01/01/2017	03/31/2014	A	70,267
20,000	Apple Valley, CA Improvement Bond Act 1915[1]	6.900		09/02/2015	09/02/2014	A	21,089
50,000	Avalon, CA Community Improvement Agency[1]	4.500		09/01/2022	03/31/2014	A	50,033
20,000	Barstow, CA Redevel. Agency[1]	4.700		09/01/2022	09/01/2014	A	20,129
475,000	Beaumont, CA Financing Authority, Series B	5.000		09/01/2023	09/01/2023		515,646
450,000	Beaumont, CA Financing Authority, Series B	5.000		09/01/2022	09/01/2022		496,161
25,000	Belmont, CA Redevel. Agency (Los Costanos Communities Devel.)	5.300		08/01/2014	03/31/2014	A	25,077

1  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$100,000	Benicia, CA Water	4.150%	11/01/2015	03/31/2014	A	$101,351
50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)[1]	4.500	09/01/2017	09/01/2014	A	50,798
50,000	Bonny Doon, CA Union Elementary School District[1]	4.625	06/01/2016	03/31/2014	A	50,167
50,000	Brea & Olinda, CA Unified School District COP	5.375	08/01/2014	03/31/2014	A	50,233
100,000	CA Bay Area Government Association	4.500	07/01/2014	03/31/2014	A	100,876
85,000	CA County Tobacco Securitization Agency[1]	4.250	06/01/2021	04/10/2015	B	81,378
130,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	06/09/2017	B	128,428
155,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	06/12/2015	B	153,321
95,000	CA Dept. of Transportation COP[1]	5.250	03/01/2016	03/22/2014	A	95,422
30,000	CA Educational Facilities Authority (Santa Clara University)[1]	4.100	09/01/2018	03/31/2014	A	30,081
50,000	CA Educational Facilities Authority (University of Redlands)[1]	4.125	10/01/2022	04/01/2014	A	50,041
10,000	CA GO1	5.250	06/01/2015	06/01/2014	A	10,133
15,000	CA GO1	5.750	11/01/2017	05/01/2014	A	15,144
25,000	CA GO	5.500	06/01/2015	03/31/2014	A	25,120
10,000	CA GO1	4.750	02/01/2016	03/31/2014	A	10,040
20,000	CA GO1	5.250	10/01/2016	04/01/2014	A	20,092
5,000	CA GO	5.500	05/01/2014	03/31/2014	A	5,024
5,000	CA GO1	4.750	02/01/2018	03/31/2014	A	5,019
15,000	CA GO	4.100	12/01/2014	03/31/2014	A	15,054
35,000	CA GO	4.800	08/01/2014	03/31/2014	A	35,147
2,200,000	CA Health Facilities Financing Authority (Marshall Medical Center)[1]	5.000	11/01/2024	11/01/2014	A	2,248,664
75,000	CA Health Facilities Financing Authority (Prototypes A Center for Innovation in Health, Mental Health & Social Services)	5.050	06/01/2015	03/31/2014	A	75,287
150,000	CA HFA (Home Mtg.)[1]	4.200	08/01/2016	08/01/2016		156,688
150,000	CA HFA (Home Mtg.)[1]	3.850	08/01/2015	08/01/2015		153,483
200,000	CA Industry Public Facilities Authority	4.000	05/01/2016	03/31/2014	A	201,254
15,885,000	CA Public Works[1]	6.500	09/01/2017	04/01/2016	B	17,365,800
15,000	CA Public Works[1]	5.500	06/01/2014	06/01/2014		15,209
50,000	CA Public Works	4.750	10/01/2014	04/01/2014	A	50,203
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	03/31/2014	A	75,319
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	03/31/2014	A	100,386
15,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	03/31/2014	A	15,058
25,000	CA Public Works (California Community Colleges)	4.750	10/01/2014	04/01/2014	A	25,102
25,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	03/31/2014	A	25,097
20,000	CA Public Works (California Community Colleges)[1]	4.875	12/01/2018	03/31/2014	A	20,061

2  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$150,000	CA Public Works (California Community Colleges)[1]	4.875%		12/01/2017	03/31/2014	A	$150,475
150,000	CA Public Works (California State University)	5.250		10/01/2015	04/01/2014	A	150,651
50,000	CA Public Works (California State University)	5.500		09/01/2015	03/31/2014	A	50,228
250,000	CA Public Works (California State University)	5.000		09/01/2015	03/31/2014	A	251,030
15,000	CA Public Works (Dept. of Corrections)[1]	5.500		06/01/2015	12/05/2014	B	15,446
25,000	CA Public Works (Dept. of Corrections)[1]	5.500		10/01/2019	04/01/2014	A	25,102
25,000	CA Public Works (Dept. of Forestry)	4.875		10/01/2018	04/01/2014	A	25,092
10,000	CA Public Works (Dept. of General Services Mission Valley)	4.500		03/01/2016	03/31/2014	A	10,034
50,000	CA Public Works (Dept. of General Services)	4.000		12/01/2014	03/31/2014	A	50,169
60,000	CA Public Works (Dept. of General Services)	4.600		03/01/2017	03/31/2014	A	60,207
10,000	CA Public Works (Dept. of General Services)	4.900		03/01/2022	03/31/2014	A	10,029
35,000	CA Public Works (Dept. of Justice Building)	4.700		05/01/2014	03/31/2014	A	35,142
35,000	CA Public Works (Dept. of Youth Authority)	4.700		12/01/2016	03/31/2014	A	35,128
100,000	CA Public Works (Dept. of Youth Authority)	5.500		10/01/2017	04/01/2014	A	100,432
100,000	CA Public Works (Mission Valley)	4.400		03/01/2015	03/31/2014	A	100,331
75,000	CA Public Works (State Universities)[1]	5.500		12/01/2018	03/31/2014	A	75,314
20,000	CA Public Works (Various Community Colleges)	5.625		03/01/2016	03/22/2014	A	20,092
50,000	CA Public Works (Various Community Colleges)[1]	4.875		12/01/2018	03/31/2014	A	50,151
10,000	CA Public Works (Various Community Colleges)	5.600		04/01/2014	04/01/2014		10,048
550,000	CA Public Works (Various Community Colleges)	5.625		03/01/2019	03/31/2014	A	552,304
15,000	CA Statewide CDA Water & Wastewater[1]	4.900		10/01/2018	04/01/2014	A	15,055
45,000	CA Statewide CDA Water & Wastewater[1]	4.500		10/01/2023	04/01/2014	A	45,065
35,000	CA Statewide CDA Water & Wastewater	4.600		10/01/2015	04/01/2014	A	35,120
300,000	CA Water Resource Devel. GO, Series F	3.500		07/01/2015	03/31/2014	A	300,903
25,000	CA Water Resource Devel. GO, Series J	4.100		08/01/2014	03/31/2014	A	25,089
5,000	CA Water Resource Devel. GO, Series L1	4.500		08/01/2018	03/31/2014	A	5,017
20,000	CA Water Resource Devel. GO, Series L1	4.500		08/01/2016	03/31/2014	A	20,073
35,000	CA Water Resource Devel. GO, Series L	4.800		08/01/2015	03/31/2014	A	35,146
25,000	CA Water Resource Devel. GO, Series M	4.000		10/01/2018	03/31/2014	A	25,072
30,000	CA Water Resource Devel. GO, Series N1	5.500		06/01/2016	03/31/2014	A	30,140
35,000	CA Water Resource Devel. GO, Series P	5.800		06/01/2015	03/31/2014	A	35,177
35,000	CA Water Resource Devel. GO, Series Q	4.750		03/01/2021	03/31/2014	A	35,133
40,000	CA Water Resource Devel. GO, Series Q1	4.750		03/01/2018	03/31/2014	A	40,153
15,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)[1]	4.900		09/01/2018	03/31/2014	A	15,233
35,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.750		09/01/2015	03/31/2014	A	35,300
405,000	Cerritos, CA Public Financing Authority[1]	5.000		11/01/2018	11/01/2017	A	454,912
175,000	Chico, CA Public Financing Authority	4.700		04/01/2015	04/01/2014	A	175,616
55,000	Chico, CA Public Financing Authority[1]	4.875		04/01/2017	04/01/2014	A	55,135
250,000	Compton, CA Unified School District	3.902	[3]	06/01/2016	06/01/2016		242,907
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Parking Structure)	4.750		03/01/2014	03/01/2014		25,009

3  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$50,000	Culver City, CA Redevel. Agency Tax Allocation	4.750%		11/01/2014	03/31/2014	A	$50,146
10,000	Del Mar, CA COP Sewer System[1]	5.000		09/01/2015	09/01/2014	A	10,219
130,000	Dry Creek, CA Joint School District Community Facilities District No. 1[1]	5.200		09/01/2014	09/01/2014		133,295
200,000	Duarte, CA Redevel. Agency Tax Allocation[1]	4.000		10/01/2016	04/01/2014	A	211,100
50,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.900		07/01/2015	03/31/2014	A	50,133
15,000	Encina, CA Joint Powers Financing Authority Wastewater[1]	5.125		08/01/2014	08/01/2014		15,320
4,825,000	Eureka, CA Union School District	3.508	[3]	08/01/2018	09/06/2016	B	4,370,437
125,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500		10/01/2017	04/01/2014	A	125,360
240,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	4.750		09/01/2026	03/31/2014	A	240,053
300,000	Fresno, CA GO	4.600		08/15/2016	03/31/2014	A	300,606
90,000	Fresno, CA Joint Powers Financing Authority[1]	4.750		04/01/2023	04/01/2018	A	91,444
365,000	Fresno, CA Joint Powers Financing Authority (Street Light Acquisition)	4.500		10/01/2015	04/01/2014	A	366,186
180,000	Glendora, CA Public Finance Authority (Glendora Community Redevel. Agency)	4.100		09/01/2015	03/31/2014	A	180,380
610,000	Imperial, CA PFA (Wastewater Facility)	5.000		10/15/2020	10/15/2020		690,819
580,000	Imperial, CA PFA (Wastewater Facility)	5.000		10/15/2019	10/15/2019		659,419
845,000	Imperial, CA PFA (Water Facility)	5.000		10/15/2019	10/15/2019		960,706
885,000	Imperial, CA PFA (Water Facility)	5.000		10/15/2020	10/15/2020		1,002,254
75,000	Industry, CA GO1	4.250		01/01/2020	03/31/2014	A	75,717
50,000	Industry, CA Urban Devel. Agency[1]	4.750		05/01/2024	05/01/2014	A	50,695
125,000	Inland Valley, CA Devel. Agency Tax Allocation[1]	5.500		04/01/2014	04/01/2014		125,614
50,000	Lake Arrowhead, CA Community Services District	4.400		06/01/2014	03/31/2014	A	50,177
180,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)[1]	5.250		12/01/2016	12/01/2014	A	185,425
105,000	Lincoln, CA Public Financing Authority[1]	4.250		08/01/2017	03/31/2014	A	105,223
1,500,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000		11/15/2015	11/15/2015		1,604,070
8,945,000	Los Angeles County, CA Community Devel. Properties[1]	0.330	[2]	09/01/2042	03/07/2014	A	8,945,000
800,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.125		12/01/2024	03/31/2014	A	809,848
25,000	Los Angeles, CA State Building Authority	5.500		10/01/2016	04/01/2014	A	25,087
60,000	Madera County, CA COP (Valley Children’s Hospital)[1]	4.750		03/15/2018	03/31/2014	A	60,187
25,000	Merced, CA Redevel. Agency Tax Allocation	4.750		12/01/2015	03/31/2014	A	25,068
70,000	Montebello, CA COP[1]	5.300		11/01/2018	03/31/2014	A	70,251
280,000	Moorpark, CA Redevel. Agency Tax Allocation[1]	4.875		10/01/2018	04/01/2014	A	280,526
25,000	Mountain View, CA COP (City Hall Community Theatre)	4.750		08/01/2015	03/31/2014	A	25,102
50,000	Oakland, CA Unified School District	4.250		08/01/2014	03/31/2014	A	50,156
25,000	Oakland, CA Unified School District	5.250		08/01/2019	03/31/2014	A	25,102

4  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$245,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500%		09/02/2020	09/02/2014	A	$252,764
100,000	Ontario, CA Redevel. Financing Authority (Project No. 1 Center City & Cimarron)	5.250		08/01/2014	03/31/2014	A	100,332
12,755,000	Orange County, CA COP (Civic Center Facilities)	3.471	[3]	12/01/2018	11/30/2016	B	10,682,695
50,000	Orange, CA Redevel. Agency Tax Allocation	4.600		09/01/2018	03/31/2014	A	50,165
50,000	Orinda, CA Union School District	4.700		10/15/2019	03/31/2014	A	50,165
50,000	Palmdale, CA Water District COP[1]	4.125		10/01/2018	10/01/2014	A	51,173
1,445,000	Pasadena, CA COP (Old Pasadena Parking Facility)[1]	6.250		01/01/2018	07/30/2016	B	1,610,308
50,000	Pinole, CA Redevel. Agency Tax Allocation (Vista Redevel.)[1]	4.500		08/01/2022	03/31/2014	A	50,034
50,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	4.625		09/01/2017	03/31/2014	A	50,112
155,000	Rialto, CA Unified School District	3.875		09/01/2015	03/31/2014	A	155,353
50,000	Richmond, CA Joint Powers Financing Authority Tax Allocation	5.500		09/01/2016	03/14/2014	A	50,119
35,000	Richmond, CA Redevel. Agency (Harbour Redevel.)	4.750		07/01/2023	03/31/2014	A	35,133
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000		09/01/2020	09/01/2020		774,001
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000		09/01/2018	09/01/2018		708,284
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000		09/01/2019	09/01/2019		748,225
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000		09/02/2019	09/02/2019		133,712
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000		09/02/2020	09/02/2020		138,430
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000		09/02/2018	09/02/2018		128,246
420,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500		12/01/2021	10/01/2018	B	460,459
75,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.700		08/01/2014	03/31/2014	A	75,302
20,000	Rocklin, CA COP (Police Facilities)[1]	4.100		09/01/2017	03/31/2014	A	20,052
100,000	Rocklin, CA Stanford Ranch Community Facilities District[1]	4.600		11/01/2018	05/01/2014	A	100,563
20,000	Rohnert Park, CA COP	4.600		07/01/2014	03/31/2014	A	20,069
265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000		02/15/2016	02/15/2016		285,712
2,750,000	Sacramento, CA City Financing Authority[1]	5.375		11/01/2014	11/01/2014		2,822,325
155,000	Saddleback Valley, CA Unified School District	5.650		09/01/2017	03/31/2014	A	155,729
100,000	San Bernardino County, CA Flood Control District	4.000		08/01/2016	03/31/2014	A	100,306
50,000	San Bernardino County, CA Flood Control District[1]	4.500		08/01/2019	03/31/2014	A	50,138
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2018	10/01/2018		28,661
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2015	10/01/2015		240,867

5  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750%	10/01/2017	10/01/2017		$170,430
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		160,578
35,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		39,767
5,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2016	10/01/2016		5,534
10,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600	01/01/2015	01/01/2015		9,814
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		593,595
35,000	San Francisco, CA City & County COP[1]	4.200	04/01/2017	04/01/2014	A	35,110
65,000	San Francisco, CA City & County Redevel. Financing Authority[1]	4.750	08/01/2018	03/31/2014	A	65,150
305,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	4.500	08/01/2015	08/01/2015		319,902
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)[1]	4.700	09/01/2019	03/31/2014	A	50,187
130,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)[1]	4.600	09/01/2018	03/31/2014	A	130,472
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.250	09/01/2014	03/31/2014	A	50,180
20,000	San Francisco, CA City & County, COP (Juvenile Hall Replacement)[1]	4.000	03/01/2017	03/31/2014	A	20,059
50,000	San Francisco, CA Community College District	5.000	06/15/2014	06/15/2014		50,717
160,000	San Francisco, CA Community College District[1]	5.375	06/15/2018	03/31/2014	A	160,726
45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)[1]	4.500	12/01/2018	03/31/2014	A	45,157
45,000	San Ysidro, CA School District[1]	4.500	09/01/2017	03/31/2014	A	45,121
50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	03/31/2014	A	50,183
25,000	Santa Ana, CA COP (City Hall Expansion)[1]	4.700	01/01/2017	03/31/2014	A	25,087
50,000	Santa Barbara, CA Redevel. Agency (Central City)	4.600	03/01/2014	03/01/2014		50,017
30,000	Santa Barbara, CA Redevel. Agency (Central City)	4.700	03/01/2015	03/31/2014	A	30,104
25,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	4.900	03/01/2017	03/31/2014	A	25,071
325,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	06/01/2014	A	328,754
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		347,394
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		413,381
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2020	11/15/2020		694,110
100,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.750	09/01/2022	03/31/2014	A	100,089

6  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$70,000	Santa Fe Springs, CA Community Devel. Commission	4.300%	09/01/2015	03/31/2014	A	$70,176
50,000	Santa Fe Springs, CA Community Devel. Commission	4.375	09/01/2016	03/31/2014	A	50,116
75,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.500	09/01/2017	03/31/2014	A	75,155
50,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600	09/01/2019	03/31/2014	A	50,080
130,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600	09/01/2018	03/31/2014	A	130,237
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		285,597
15,000	Selma, CA Unified School District	4.700	06/01/2015	03/31/2014	A	15,060
50,000	Signal Hill, CA Redevel. Agency[1]	4.600	10/01/2022	04/01/2014	A	50,038
30,000	Signal Hill, CA Redevel. Agency	4.000	10/01/2014	04/01/2014	A	30,087
60,000	Signal Hill, CA Redevel. Agency[1]	4.300	10/01/2017	04/01/2014	A	60,110
500,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	12/14/2016	B	489,300
310,000	Stockton, CA COP (Wastewater System)[1]	4.000	09/01/2019	03/31/2014	A	310,648
405,000	Stockton, CA COP (Wastewater System)	5.125	09/01/2016	03/31/2014	A	405,948
25,000	Stockton, CA Public Financing Authority (Parking)[1]	4.500	09/01/2016	09/01/2016		24,591
65,000	Temecula, CA Redevel. Agency	4.900	08/01/2016	03/31/2014	A	65,173
100,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	4.875	09/01/2017	03/31/2014	A	100,270
675,000	Val Verde, CA Unified School District[1]	5.000	01/01/2018	01/01/2015	A	693,549
500,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	4.750	09/01/2015	03/31/2014	A	501,790
750,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	A	828,113
125,000	West Covina, CA Redevel. Agency	4.600	09/01/2015	03/31/2014	A	125,326
250,000	Westlands, CA Water District	5.000	09/01/2022	09/01/2022		295,218
250,000	Westlands, CA Water District	5.000	09/01/2021	09/01/2021		295,450
190,000	Westside, CA Elementary School District	3.850	08/01/2015	03/31/2014	A	190,483

						77,477,362
Colorado—3.4%
3,000,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	3,165,900
3,260,000	CO Health Facilties Authority (Evangelical Lutheran/Good Samaritan)[1]	5.250	06/01/2022	06/01/2016	A	3,407,711
1,540,000	Larimer County, CO School District No. R-001 Poudre[1]	7.000	12/15/2016	01/11/2016	B	1,685,345
75,000	Larimer County, CO School District No. R-001 Poudre[1]	7.000	12/15/2016	01/11/2016	B	82,078
165,000	Montrose County, CO Memorial Hospital[1]	5.250	12/01/2017	03/31/2014	A	165,483
4,405,000	Public Authority for CO (Natural Gas Energy)[1]	5.750	11/15/2018	02/05/2017	B	4,925,759
30,000	Weld County, CO School District No. 6 (Greeley)[1]	5.000	12/01/2015	03/31/2014	A	30,130
5,000	Weld County, CO School District RE002[1]	5.000	12/01/2021	03/31/2014	A	5,021

						13,467,427
Connecticut—0.1%
25,000	CT GO1	5.250	06/15/2014	03/31/2014	A	25,115

7  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Connecticut (Continued)
$200,000	Prospect, CT GO	4.625%		07/15/2015	03/31/2014	A	$200,740
25,000	Winchester, CT GO1	4.500		06/01/2019	03/31/2014	A	25,067

							250,922
District of Colombia—0.3%
625,000	District of Columbia (Kipp Charter School)	5.000		07/01/2023	07/01/2023		663,869
355,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	03/09/2014	B	354,982
120,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	4.145	[3]	10/01/2015	10/01/2015		118,062

							1,136,913
Florida—3.6%
270,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	5.500		10/01/2022	02/12/2019	B	261,549
235,000	Bonaventure, FL Devel. District Special Assessment[1]	5.125		11/01/2022	03/31/2014	A	235,303
100,000	Brevard County, FL Industrial Devel. Revenue (TUFF Florida Tech)[1]	6.000		11/01/2019	12/06/2017	B	107,587
250,000	Brevard County, FL Local Optional Fuel Tax[1]	5.000		08/01/2017	08/01/2015	A	264,557
310,000	Escambia County, FL Pollution Control (Gulf Power Company)[1]	5.625	[2]	07/01/2022	03/31/2014	A	310,679
80,000	Escambia County, FL Utilities Authority[1]	6.250		01/01/2015	01/01/2015		82,314
80,000	Fishhawk, FL Community Devel. District[1]	5.250		05/01/2018	05/01/2014	A	81,195
5,000,000	FL Citizens Property Insurance Corp.	1.280	[2]	06/01/2015	06/01/2014	A	5,042,950
20,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000		08/01/2017	08/01/2014	A	20,397
10,000	FL Dept. of General Services	4.500		09/01/2019	03/31/2014	A	10,035
15,000	FL Dept. of General Services	4.750		09/01/2018	03/31/2014	A	15,057
75,000	FL Dept. of General Services	4.600		09/01/2014	03/31/2014	A	75,292
300,000	FL HEFFA (University of Tampa)	4.000		04/01/2014	04/01/2014		300,867
100,000	FL Mid-Bay Bridge Authority[1]	5.950		10/01/2022	02/06/2017	B	98,165
15,000	FL Municipal Loan Council	5.250		11/01/2014	03/31/2014	A	15,062
10,000	FL Municipal Loan Council[1]	5.250		12/01/2015	03/31/2014	A	10,043
25,000	FL Water Pollution Control[1]	4.875		01/15/2017	03/31/2014	A	25,100
50,000	FL Water Pollution Control	5.500		01/15/2015	03/31/2014	A	50,240
85,000	Flagler County, FL School District[1]	5.000		08/01/2018	03/31/2014	A	85,305
5,000	Fort Pierce, FL Utilities Authority[1]	5.375		10/01/2015	04/01/2014	A	5,023
50,000	Hernando County, FL School Board[1]	4.875		12/01/2018	03/31/2014	A	50,104
130,000	Indian River County, FL Revenue (Spring Training Facility)[1]	5.250		04/01/2017	04/01/2014	A	130,569
100,000	Indian River County, FL Revenue (Spring Training Facility)[1]	5.250		04/01/2015	04/01/2014	A	100,452
50,000	Marion County, FL GO1	4.625		08/01/2017	03/31/2014	A	50,180
50,000	Marion County, FL GO	4.500		08/01/2015	03/31/2014	A	50,192
350,000	Miami, FL (Homeland Defense/Neighborhood)	4.800		01/01/2020	03/31/2014	A	350,914
145,000	Miami, FL GO	5.375		09/01/2015	03/31/2014	A	145,576
100,000	Miami, FL GO	5.375		09/01/2014	03/31/2014	A	100,411
50,000	Miami, FL GO	4.375		09/01/2016	03/31/2014	A	50,157
55,000	Miami-Dade County, FL Solid Waste[1]	5.000		10/01/2018	04/01/2014	A	55,228
55,000	Miami-Dade County, FL Solid Waste[1]	5.000		10/01/2019	04/01/2014	A	55,228

8  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$100,000	Miami-Dade County, FL Solid Waste[1]	5.500%	10/01/2015	04/01/2014	A	$100,470
355,000	Miami-Dade County, FL Solid Waste[1]	4.750	10/01/2018	04/01/2014	A	356,338
50,000	Miami-Dade County, FL Solid Waste	5.000	10/01/2014	04/01/2014	A	50,217
105,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750	04/01/2018	04/01/2014	A	105,447
50,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750	04/01/2020	04/01/2014	A	50,213
25,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750	04/01/2020	04/01/2014	A	25,107
2,350,000	Miami-Dade County, FL Special Obligation, Series A1	1.729	04/01/2014	04/01/2014		2,348,755
15,000	Palm Beach County, FL Health Facilities Authority (Abbey Delray)[1]	6.250	11/15/2015	03/31/2014	A	15,045
25,000	Palm Beach County, FL School Board	5.000	08/01/2015	03/31/2014	A	25,107
365,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	06/29/2019	B	384,447
100,000	St. Petersburg, FL Health Facilities Authority (All Children’s Hospital)[1]	5.500	11/15/2017	03/31/2014	A	100,459
25,000	Sunrise, FL Special Tax District No. 1	4.875	10/01/2018	04/01/2014	A	25,098
310,000	Sunrise, FL Special Tax District No. 1	4.800	10/01/2017	04/01/2014	A	311,184
40,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	03/31/2014	A	40,206
1,000,000	Village Center, FL Community Devel. District[1]	6.350	01/01/2018	03/31/2014	A	1,003,540
1,000,000	Village Center, FL Community Devel. District[1]	5.250	10/01/2023	04/01/2014	A	1,013,270

						14,190,634
Georgia—1.1%
35,000	Atlanta, GA GO	5.000	12/01/2021	03/31/2014	A	35,144
1,085,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.400	01/01/2020	07/01/2015	A	1,137,188
835,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)	4.000	11/01/2025	07/29/2020	B	796,740
9,000	Crisp County, GA Hospital Authority (Crisp Regional Hospital)[1]	5.450	07/01/2015	11/26/2014	B	9,285
50,000	GA Main Street Natural Gas[1]	5.125	09/15/2015	09/15/2015		53,231
35,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	03/31/2014	A	35,130
575,000	GA Private Colleges & University Authority (Mercer University)	5.000	10/01/2020	10/01/2020		644,845
280,000	GA Private Colleges & University Authority (Spelman College)	5.250	06/01/2021	03/31/2014	A	281,134
1,000,000	Metropolitan Atlanta, GA Rapid Transit Authority[1]	6.250	07/01/2020	08/21/2016	B	1,116,980

						4,109,677
Hawaii—0.3%
445,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	5.000	07/01/2020	07/13/2019	B	455,404
555,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	5.750	07/01/2023	07/14/2022	B	566,206

						1,021,610

9  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Idaho—0.0%
$25,000	Mountain Home, ID Golf Course	5.000%		01/01/2015	03/31/2014	A	$25,089
Illinois—12.8%
105,000	Blue Island, IL GO	4.900		12/15/2014	03/31/2014	A	105,450
7,800,000	Centerpoint, IL Intermodal Center Program	3.840	[2]	06/15/2023	12/16/2014	A	7,801,638
100,000	Chicago, IL Board of Education	5.250		12/01/2018	03/31/2014	A	100,287
500,000	Chicago, IL Board of Education	5.000		12/01/2015	03/31/2014	A	501,690
600,000	Chicago, IL Board of Education[1]	5.000		12/01/2023	12/01/2016	A	639,798
390,000	Chicago, IL Board of Education	5.250		12/01/2020	03/31/2014	A	391,030
355,000	Chicago, IL Board of Education	5.000		12/01/2021	03/31/2014	A	355,742
50,000	Chicago, IL Board of Education (School Reform)[1]	4.750		12/01/2016	03/31/2014	A	50,158
80,000	Chicago, IL Building Acquisition COP[1]	5.400		01/01/2019	03/31/2014	A	80,276
2,000,000	Chicago, IL GO1	5.000		12/01/2024	12/01/2016	A	2,147,000
4,075,000	Chicago, IL GO1	5.000		01/01/2024	01/01/2016	A	4,292,972
55,000	Chicago, IL GO1	5.000		01/01/2023	01/01/2016	A	58,116
100,000	Chicago, IL GO1	5.250		01/01/2022	03/31/2014	A	100,212
195,000	Chicago, IL GO1	5.250		01/01/2020	03/31/2014	A	195,487
205,000	Chicago, IL GO1	5.125		01/01/2015	01/01/2015		211,529
350,000	Chicago, IL Midway Airport, Series B1	5.000		01/01/2022	03/31/2014	A	351,169
50,000	Chicago, IL Motor Fuel Tax[1]	5.250		01/01/2017	03/31/2014	A	50,205
175,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000		12/01/2018	03/31/2014	A	176,197
170,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250		12/01/2022	12/01/2022		163,744
50,000	IL Civic Center	5.500		12/15/2015	03/31/2014	A	50,235
325,000	IL Civic Center	5.000		12/15/2015	03/31/2014	A	326,378
415,000	IL Civic Center[1]	6.250		12/15/2020	03/16/2018	B	466,414
25,000	IL COP[1]	6.375		07/01/2017	03/31/2014	A	25,065
300,000	IL Devel. Finance Authority (Northern Illinois University)[1]	4.875		09/01/2016	03/31/2014	A	300,984
70,000	IL Educational Facilities Authority (Lake Forest College)[1]	5.000		10/01/2018	04/01/2014	A	70,183
350,000	IL Finance Authority (LH&S/LH&SFTA/LHFTA Obligated Group)	3.000		05/15/2014	05/15/2014		349,762
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2021	07/01/2021		1,687,855
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2023	07/01/2023		1,075,650
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2022	07/01/2022		1,084,320
5,000,000	IL Finance Authority (SwedishAmerican Hospital/SwedishAmerican Foundation Obligated Group)[1]	5.000		11/15/2023	11/15/2014	A	5,067,950
530,000	IL GO1	5.000		10/01/2019	04/01/2014	A	532,051
65,000	IL GO1	5.000		10/01/2016	04/01/2014	A	65,251
60,000	IL GO	5.250		10/01/2015	04/01/2014	A	60,254
4,035,000	IL GO	5.000		10/01/2017	04/01/2014	A	4,050,172
40,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	3.625		08/01/2016	08/01/2016		41,794
125,000	IL Medical District COP[1]	5.000		06/01/2022	03/31/2014	A	125,065
14,100,000	IL Toll Highway Authority[1]	0.330	[2]	01/01/2016	03/07/2014	A	14,100,000

10  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,000,000	Lemont, IL GO1	4.850%		12/01/2016	03/31/2014	A	$1,003,650
100,000	Melrose Park, IL GO1	4.950		06/15/2022	03/31/2014	A	100,105
100,000	Melrose Park, IL GO1	4.700		12/15/2019	03/31/2014	A	100,164
100,000	Melrose Park, IL GO1	4.600		12/15/2018	03/31/2014	A	100,183
225,000	Riverdale, IL GO1	4.500		01/01/2017	03/31/2014	A	225,608
605,000	Saint Clair County, IL School District No. 189 East Saint Louis	3.000		01/01/2016	01/01/2016		591,980
300,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100		01/01/2020	01/01/2020		284,499
330,000	Southwestern, IL Devel. Authority (Granite City)[1]	5.250		03/01/2023	11/12/2016	A	339,659

							49,997,931
Indiana—1.3%
30,000	Delaware County, IN Redevel. District[1]	6.875		02/01/2018	03/31/2014	A	30,122
1,000,000	Hammond, IN Local Public Improvement District[1]	5.000		02/01/2024	02/01/2018	A	1,043,060
290,000	IN Bond Bank[1]	2.565		10/15/2014	10/15/2014		291,209
20,000	IN Bond Bank (Conservancy District)[1]	5.125		10/01/2022	04/01/2014	A	20,085
705,000	IN Municipal Power Agency[1]	5.500		01/01/2016	02/07/2015	B	738,946
3,000,000	Indiana, IN Bond Bank Special Program PUTTERS[1]	0.460	[2]	04/15/2017	03/07/2014	A	3,000,000
15,000	Rushville, IN Sewer[1]	5.700		01/01/2016	03/31/2014	A	15,073

							5,138,495
Iowa—0.0%
15,000	IA HFA (Multifamily Hsg.)[1]	6.000		04/01/2021	04/01/2014	A	15,038
130,000	Keokuk, IA Hospital Facility (Keokuk Area Hospital)[1]	5.250		12/01/2021	03/31/2014	A	130,147

							145,185
Kansas—0.0%
70,000	Wyandotte County/Kansas City, KS Unified Government Special Obligation (Kansas International Speedway Corp.)[1]	5.000		12/01/2018	03/31/2014	A	70,251
Kentucky—0.0%
35,000	Louisville & Jefferson County, KY Regional Airport Authority	4.000		07/01/2014	03/31/2014	A	35,117
20,000	Owensboro, KY Water	4.750		09/15/2015	03/31/2014	A	20,081

							55,198
Louisiana—1.1%
3,000,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000		05/15/2024	05/15/2015	A	3,087,570
10,000	New Orleans, LA (Drain System)[1]	5.000		12/01/2018	03/31/2014	A	10,029
10,000	New Orleans, LA Audubon Park Commission	5.200		12/01/2014	03/31/2014	A	10,042
50,000	New Orleans, LA Drain System[1]	4.600		12/01/2021	03/31/2014	A	50,069
100,000	New Orleans, LA Sewage Service	5.000		06/01/2016	03/31/2014	A	100,376
400,000	New Orleans, LA Sewage Service[1]	5.500		06/01/2017	03/31/2014	A	401,384
35,000	New Orleans, LA Sewage Service[1]	5.125		06/01/2019	03/31/2014	A	35,099
210,000	New Orleans, LA Sewage Service	5.375		06/01/2015	03/31/2014	A	210,674
100,000	New Orleans, LA Sewage Service[1]	4.900		06/01/2015	03/31/2014	A	100,233

11  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Louisiana (Continued)
$200,000	New Orleans, LA Water	5.000%		12/01/2021	03/31/2014	A	$200,602

							4,206,078
Maine—0.0%
10,000	ME H&HEFA (Blue Hill Memorial Hospital/Bowdoin College Obligated Group	5.000		07/01/2028	03/31/2014	A	10,035
5,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)	4.800		07/01/2014	03/31/2014	A	5,020
20,000	ME H&HEFA (Maine Medical Center/Spurwink School Obligated Group)[1]	5.000		07/01/2018	03/31/2014	A	20,060
20,000	ME H&HEFA (Waldo County General Hospital/Medical Care Devel. Obligated Group)[1]	5.100		07/01/2018	03/31/2014	A	20,061
10,000	ME H&HEFA (Waldo County General Hospital/Medical Care Devel. Obligated Group)[1]	5.000		07/01/2029	03/31/2014	A	10,036

							65,212
Maryland—0.6%
105,000	Anne Arundel County, MD GO1	5.000		03/01/2016	03/31/2014	A	105,439
2,220,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.400		07/01/2021	03/31/2014	A	2,223,752
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)[1]	4.250		06/30/2019	03/31/2014	A	50,157

							2,379,348
Massachusetts—1.5%
10,000	Clinton, MA GO1	4.750		03/15/2017	03/31/2014	A	10,038
15,000	Clinton, MA GO1	4.750		03/15/2016	03/31/2014	A	15,060
25,000	Fall River, MA GO1	5.250		02/01/2016	03/31/2014	A	25,118
555,000	MA Bay Transportation Authority[1]	6.200		03/01/2016	11/02/2014	B	575,968
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000		04/01/2018	04/01/2018		276,832
2,000,000	MA GO1	0.480	[2]	09/01/2015	09/01/2014	A	2,004,020
1,000,000	MA GO1	0.430	[2]	02/01/2015	02/01/2015		1,000,200
100,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	5.000		07/01/2014	03/31/2014	A	100,445
1,600,000	MA Special Obligation[1]	1.858		01/01/2018	07/01/2014	A	1,654,560
100,000	MA Special Obligation (Consolidated Loan)[1]	2.744		06/01/2017	03/03/2014	A	105,719
25,000	MA Water Pollution Abatement Trust	5.250		02/01/2016	03/31/2014	A	25,113

							5,793,073
Michigan—7.9%
470,000	Detroit, MI Downtown Devel. Authority[1]	5.000		07/01/2018	03/31/2014	A	470,094
345,000	Detroit, MI Downtown Devel. Authority	4.829	[3]	07/01/2016	07/01/2016		300,843
50,000	Detroit, MI GO	5.375		04/01/2014	04/01/2014		49,856
100,000	Detroit, MI GO	5.000		04/01/2015	04/01/2015		99,341
85,000	Detroit, MI GO	5.000		04/01/2014	04/01/2014		84,961
30,000	Detroit, MI GO	5.000		04/01/2016	04/01/2016		29,774
100,000	Detroit, MI GO	5.000		04/01/2017	04/01/2017		98,346
40,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2021	07/01/2014	A	39,998
500,000	Detroit, MI Sewer Disposal System[1]	5.500		07/01/2017	07/01/2017		506,020
420,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2024	07/01/2014	A	419,971

12  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Michigan (Continued)
$1,710,000	Detroit, MI Sewer Disposal System[1]	5.000%		07/01/2023	07/01/2014	A	$1,709,880
340,000	Detroit, MI Sewer Disposal System[1]	5.500		07/01/2015	07/01/2015		343,335
3,965,000	Detroit, MI Sewer Disposal System[1]	1.030	[2]	07/01/2029	03/13/2014	A	3,965,000
25,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2015	07/01/2015		25,124
25,000	Detroit, MI Sewer Disposal System[1]	5.500		07/01/2016	07/01/2016		25,167
65,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2017	03/31/2014	A	65,044
160,000	Detroit, MI Water Supply System[1]	5.000		07/01/2022	07/01/2016	A	160,077
650,000	Detroit, MI Water Supply System[1]	5.000		07/01/2019	07/01/2015	A	650,163
50,000	Detroit, MI Water Supply System[1]	4.800		07/01/2018	07/01/2018		50,160
100,000	Detroit, MI Water Supply System[1]	6.000		07/01/2015	07/01/2015		100,490
2,170,000	Detroit, MI Water Supply System[1]	2.418		07/01/2014	07/01/2014		2,165,682
1,000,000	Detroit, MI Water Supply System[1]	5.000		07/01/2018	07/01/2016	A	1,008,100
100,000	Detroit, MI Water Supply System[1]	5.250		07/01/2018	03/31/2014	A	100,015
1,905,000	Detroit, MI Water Supply System[1]	2.418		07/01/2014	07/01/2014		1,901,209
320,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	6.000		07/01/2020	03/31/2014	A	320,208
75,000	Grand Rapids, MI Building Authority	4.000		10/01/2014	04/01/2014	A	75,229
20,000	Lyon Township, MI GO1	3.800		05/01/2015	05/01/2014	A	20,115
10,000,000	MI Finance Authority (State Aid)	4.375		08/20/2014	08/20/2014		10,140,700
1,790,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000		08/01/2020	06/16/2015	A	1,874,774
45,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)[1]	5.500		01/15/2018	03/31/2014	A	45,140
1,465,000	MI Hsg. Devel. Authority, Series A1	4.750		10/01/2019	04/23/2017	A	1,595,663
25,000	Reed City, MI Public Schools[1]	4.750		05/01/2014	05/01/2014		25,197
100,000	Saginaw, MI City School District (School Building & Site)[1]	5.000		05/01/2021	05/01/2014	A	100,718
105,000	Taylor, MI GO1	5.000		09/01/2014	09/01/2014		106,960
440,000	Wayne County, MI Building Authority[1]	5.250		06/01/2016	03/31/2014	A	441,830
1,115,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125		11/01/2018	05/01/2014	A	1,121,054
290,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125		11/01/2015	05/01/2014	A	291,998
180,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125		11/01/2014	05/01/2014	A	181,314

							30,709,550
Minnesota—0.5%
1,055,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.000		12/01/2018	07/11/2017	B	1,146,627
305,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		03/01/2016	03/01/2016		313,769
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		03/01/2015	03/01/2015		147,511
205,000	Woodbury, MN Charter School (MSA Building Company)[1]	3.650		12/01/2020	12/01/2020		202,448
100,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.900		12/01/2017	12/01/2017		99,479
180,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.650		12/01/2016	12/01/2016		178,628

							2,088,462

13  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Mississippi—2.6%
$5,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125%		07/01/2015	03/31/2014	A	$5,021
285,000	MS Devel. Bank (Gulfport Water & Sewer System)[1]	5.250		07/01/2019	07/01/2015	A	308,780
800,000	MS Devel. Bank (Jackson Water & Sewer System)[1]	5.250		12/01/2022	12/01/2022		941,568
8,845,000	MS Hospital Equipment & Facilities Authority (BMHD/ BMHCC/BMHosp/BMHW/MBHS/BMHH/BMHT/ BMHL/BMHUC/BMHGT/BMHFC/BMHMC/BMHCF/ BMRRS/BMMC/BMHC/BMH-UC/BMHNM Obligated Group)[1]	5.000		09/01/2024	09/01/2014	A	9,020,308

							10,275,677
Missouri—0.1%
25,000	Lebanon, MO COP	4.800		03/01/2015	03/31/2014	A	25,090
70,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500		07/01/2019	03/31/2014	A	70,323
70,000	MO Environmental Improvement & Energy Resources Authority[1]	7.200		07/01/2016	03/31/2014	A	71,120
40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.000		01/01/2020	03/31/2014	A	40,166
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.375		01/01/2017	03/31/2014	A	25,113
320,000	MO Monarch-Chesterfield Levee District[1]	5.750		03/01/2019	03/31/2014	A	321,318
15,000	MO Monarch-Chesterfield Levee District	5.450		03/01/2014	03/01/2014		15,006

							568,136
Nebraska—0.0%
50,000	Lincoln, NE (Antelope Valley)	5.000		09/15/2016	03/31/2014	A	50,209
Nevada—1.5%
250,000	Clark County, NV School District[1]	5.000		06/15/2016	12/15/2015	A	270,560
1,045,000	North Las Vegas, NV GO1	5.000		05/01/2021	05/01/2016	A	1,070,446
1,500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000		10/01/2023	10/01/2016	A	1,521,390
1,000,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000		10/01/2022	10/01/2016	A	1,020,400
1,105,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000		10/01/2021	10/01/2016	A	1,136,846
650,000	Reno, NV Hospital (Renown Regional Medial Center/Renown Network Services Obligated Group)[1]	5.500		06/01/2023	06/01/2018	A	692,328
15,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000		09/01/2017	03/31/2014	A	15,033

							5,727,003
New Jersey—1.9%
50,000	Hudson County, NJ Improvement Authority (Weehawkeip-Baldwin Avenue)	4.125		07/01/2016	03/31/2014	A	50,142
20,000	Lindenwold, NJ GO	4.050		12/01/2016	03/31/2014	A	20,060
50,000	Lydhurst Township, NJ GO1	4.700		05/01/2017	03/31/2014	A	50,185
20,000	NJ EDA (Municipal Loan Pool)	4.625		11/15/2020	03/31/2014	A	20,069
15,000	NJ EDA (Municipal Loan Pool)[1]	4.300		11/15/2016	03/31/2014	A	15,052
250,000	NJ EDA (School Facilities Construction)[1]	2.110	[2]	02/01/2018	04/01/2014	A	258,497

14  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey (Continued)
$50,000	NJ Educational Facilities Authority (Kean University)	4.900%		07/01/2014	03/31/2014	A	$50,199
85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)[1]	6.000		12/01/2017	06/28/2017	B	98,853
250,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.000		06/01/2014	06/01/2014		253,057
195,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	5.250		04/01/2016	04/01/2016		206,913
1,205,000	NJ Tobacco Settlement Financing Corp.[1]	4.500		06/01/2023	01/14/2017	B	1,170,429
5,000,000	NJ Turnpike Authority[1]	0.780	[2]	01/01/2024	03/07/2014	A	5,005,900
30,000	Passaic Valley, NJ Sewage Commissioners[1]	5.000		12/01/2020	03/31/2014	A	30,100

							7,229,456
New York—2.8%
850,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	04/01/2014	A	850,076
20,000	Charlotte Valley, NY Central School District[1]	4.250		06/15/2015	06/15/2014	A	20,208
400,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	4.250		11/01/2017	03/31/2014	A	400,992
750,000	Dutchess County, NY IDA (Bard College)[1]	5.000		08/01/2022	08/01/2017	A	753,247
3,640,000	L.I., NY Power Authority, Series D1	2.519		09/01/2015	09/01/2015		3,660,784
70,000	NYC GO1	3.986		08/01/2017	08/01/2014	A	73,749
165,000	NYC IDA (New York Institute of Technology)[1]	5.250		03/01/2018	03/26/2014	A	165,637
20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies-Brookdale Family Care Center Obligated Group)[1]	4.000		11/15/2017	03/31/2014	A	20,058
50,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200		02/15/2016	03/31/2014	A	50,222
315,000	NYS DA (Dept. of Health)[1]	5.000		07/01/2016	07/01/2014	A	319,867
20,000	NYS DA (Special Act School Districts)[1]	6.000		07/01/2019	03/31/2014	A	20,090
4,000,000	NYS DA (State University Educational Facilities)[1]	5.250		05/15/2015	09/22/2014	B	4,111,760
55,000	NYS GO1	1.539		08/01/2015	08/01/2015		56,333
10,000	NYS HFA (Hospital & Nursing Home)	5.150		11/01/2016	03/31/2014	A	10,043
5,000	Oneida County, NY IDA (Presbyterian Home for Central, NY)[1]	5.000		03/01/2014	03/01/2014		5,002
35,000	Suffolk County, NY IDA (Dowling College)[1]	6.700		12/01/2020	03/31/2014	A	35,026
325,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500		06/01/2021	04/18/2014	A	325,020

							10,878,114
North Carolina—1.5%
5,690,000	Durham, NC Hsg. Authority (Greens of Pine Glen) LIFERS[1]	0.520	[2]	10/01/2047	03/07/2014	A	5,690,000
40,000	Iredell County, NC GO1	4.750		02/01/2017	03/31/2014	A	40,752
250,000	NC Medical Care Commission (Catholic Health East)	5.250		11/15/2022	05/15/2017	A	268,970

							5,999,722
Ohio—0.6%
775,000	Adams County-Ohio Valley, OH Local School District[1]	7.000		12/01/2015	06/07/2015	B	832,575
150,000	Akron, OH Sewer System[1]	5.000		12/01/2017	12/01/2017		163,966
750,000	Akron, OH Sewer System[1]	5.000		12/01/2015	12/01/2015		793,950
105,000	Beavercreek, OH Local School District[1]	6.600		12/01/2015	06/16/2015	B	112,553
10,000	Hudson City, OH GO	4.600		12/01/2014	03/31/2014	A	10,040

15  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$305,000	Solon, OH School District[1]	5.500%	12/01/2016	12/21/2015	B	$318,072

						2,231,156
Oklahoma—0.2%
50,000	McAlester, OK Public Works Authority[1]	4.900	02/01/2020	08/01/2014	A	50,952
100,000	OK Devel. Finance Authority[1]	4.875	07/01/2022	03/31/2014	A	101,425
630,000	Tulsa, OK Industrial Authority (University of Tulsa)[1]	6.000	10/01/2016	10/14/2015	B	659,434

						811,811
Oregon—0.1%
15,000	Eugene, OR	4.700	06/01/2014	03/31/2014	A	15,063
20,000	Lake Oswego, OR GO	4.375	06/01/2018	03/31/2014	A	20,065
15,000	Mount Hood, OR Community College District[1]	4.900	07/15/2016	03/31/2014	A	15,064
250,000	OR Facilities Authority (Student Housing-Ashland)	2.000	07/01/2015	07/01/2015		255,430
10,000	OR GO (Alternate Energy)	4.750	01/01/2016	03/31/2014	A	10,039
40,000	OR Health Hsg. Educational & Cultural Facilities Authority (Peacehealth)[1]	5.250	11/15/2021	03/25/2014	A	40,154

						355,815
Other Territory—0.3%
1,030,946	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		1,074,287

Pennsylvania—3.1%
250,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500	11/01/2016	11/01/2016		255,070
35,000	Allegheny County, PA Residential Finance Authority	4.850	05/01/2015	03/31/2014	A	35,130
150,000	Allentown, PA City School District	4.300	03/15/2018	03/31/2014	A	150,481
1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2020	12/01/2015	A	1,026,830
250,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)[1]	5.250	06/01/2017	06/13/2016	B	276,122
1,000,000	Harrisburg, PA Water System[1]	5.000	07/15/2020	07/15/2014	A	1,012,630
2,205,000	Harrisburg, PA Water System[1]	5.000	07/15/2018	07/15/2014	A	2,234,547
365,000	Hazleton, PA GO1	4.100	12/01/2019	03/31/2014	A	365,796
355,000	Hazleton, PA GO1	4.050	12/01/2018	03/31/2014	A	355,824
345,000	Hazleton, PA GO1	4.000	12/01/2017	03/31/2014	A	345,894
200,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)	3.750	04/01/2017	04/01/2017		200,546
2,375,000	Luzerne County, PA GO1	7.000	11/01/2018	01/22/2017	B	2,741,082
100,000	Luzerne County, PA GO	4.000	08/15/2015	03/31/2014	A	100,240
100,000	Mars, PA Area School District[1]	4.550	03/01/2017	03/31/2014	A	100,352
275,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	4.000	04/01/2017	10/19/2015	B	276,823
730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.250	06/15/2023	02/27/2021	B	741,220
100,000	Philadelphia, PA Gas Works[1]	5.000	09/01/2020	09/01/2014	A	101,982
120,000	Philadelphia, PA Gas Works	5.375	07/01/2021	03/31/2014	A	120,408
200,000	Philadelphia, PA Gas Works[1]	5.250	08/01/2015	03/31/2014	A	200,786
460,000	Philadelphia, PA School District[1]	5.000	08/01/2018	08/01/2015	A	485,493

16  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$50,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority[1]	4.050%		02/15/2018	03/31/2014	A	$50,102
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000		11/15/2021	05/15/2020	A	580,250
380,000	Susquehanna, PA Area Regional Airport Authority	3.000		01/01/2017	01/08/2016	B	382,364

							12,139,972
Rhode Island—1.1%
25,000	Pawtucket, RI GO	4.700		07/01/2015	03/31/2014	A	25,076
105,000	Providence, RI GO1	5.000		07/15/2019	07/15/2014	A	106,191
100,000	Providence, RI GO1	5.000		07/15/2018	07/15/2014	A	101,261
5,000	Providence, RI Public Building Authority, Series A	5.125		12/15/2014	03/31/2014	A	5,014
10,000	RI Clean Water Finance Agency[1]	4.500		10/01/2022	04/01/2014	A	10,035
15,000	RI Clean Water Protection Finance Agency[1]	5.000		10/01/2015	04/01/2014	A	15,064
100,000	RI Clean Water Protection Finance Agency[1]	5.500		10/01/2018	04/01/2014	A	100,460
5,000	RI Clean Water Protection Finance Agency[1]	5.000		10/01/2018	04/01/2014	A	5,021
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)[1]	5.000		11/01/2019	03/31/2014	A	50,207
10,000	RI Health & Educational Building Corp. (Newport Hospital)	5.100		07/01/2015	03/31/2014	A	10,037
120,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500		05/15/2016	03/31/2014	A	120,486
1,400,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000		05/15/2026	05/15/2016	A	1,443,848
315,000	RI Tobacco Settlement Financing Corp. (TASC), Series A	6.000		06/01/2023	03/31/2014	A	315,069
1,500,000	RI Water Resource Board (Public Drinking Water)	4.000		03/01/2014	03/01/2014		1,500,450
155,000	West Warwick, RI GO1	5.100		03/01/2021	03/31/2014	A	155,550
350,000	West Warwick, RI GO	4.750		03/01/2014	03/01/2014		350,126

							4,313,895
South Carolina—0.5%
360,000	Greenwood, SC Metropolitan District[1]	5.000		04/01/2017	04/01/2014	A	361,195
380,000	Greenwood, SC Metropolitan District[1]	5.000		04/01/2018	04/01/2014	A	381,398
400,000	Greenwood, SC Metropolitan District[1]	5.000		04/01/2019	04/01/2014	A	401,364
305,000	Greenwood, SC Metropolitan District	5.000		04/01/2014	04/01/2014		306,333
320,000	Greenwood, SC Metropolitan District	5.000		04/01/2015	04/01/2014	A	321,389
340,000	Greenwood, SC Metropolitan District[1]	5.000		04/01/2016	04/01/2014	A	341,435
15,000	Myrtle Beach, SC Public Facilities Corp. COP (Myrtle Beach Stadium)[1]	5.000		07/01/2018	03/31/2014	A	15,054

							2,128,168
Tennessee—4.3%
675,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000		12/15/2017	12/15/2017		767,252
125,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000		12/15/2016	12/15/2016		138,904
7,950,000	Franklin, TN Public Building Authority	0.300	[2]	06/01/2037	03/03/2014	A	7,950,000
200,000	Lafollette, TN Electric System[1]	4.900		03/01/2019	03/31/2014	A	200,568
7,000,000	Memphis, TN HE&HFB (Arbors Hickory Ridge) LIFERS[1]	0.520	[2]	01/01/2049	03/07/2014	A	7,000,000
200,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2019	09/01/2019		228,248

17  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Tennessee (Continued)
$175,000	TN Energy Acquisition Gas Corp.[1]	5.000%	02/01/2017	02/01/2017		$192,040
60,000	TN Energy Acquisition Gas Corp.[1]	5.000	09/01/2015	09/01/2015		63,967
200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2018	09/01/2018		227,242

						16,768,221
Texas—1.6%
50,000	Cinco, TX Municipal Utility District No. 9	3.850	09/01/2014	03/31/2014	A	50,139
185,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)[1]	7.750	02/15/2018	09/18/2016	B	186,698
150,000	Donna, TX GO COP	4.750	02/01/2015	03/31/2014	A	150,375
4,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	4,466,800
100,000	Galveston County, TX Water Control & Improvement District No. 1	4.000	03/01/2016	03/31/2014	A	100,324
25,000	Gonzales, TX Healthcare System	5.350	08/15/2015	03/31/2014	A	25,116
90,000	Harris County, TX Municipal Utility District No. 149	4.250	10/01/2014	04/01/2014	A	90,294
200,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250	08/15/2021	06/28/2016	A	212,170
35,000	North East TX Hospital Authority (Northeast Medical Center Hospital)[1]	5.625	05/15/2022	03/31/2014	A	35,121
465,000	Northwest Harris County, TX Municipal Utility District No. 22	5.700	04/01/2017	04/01/2014	A	467,218
190,000	Red River, TX Health Facilities Devel. Corp. (Witchita Falls Retirement Foundation)	4.700	01/01/2022	09/29/2018	B	184,935
5,000	TX Lower Colorado River Authority[1]	5.500	05/15/2019	03/31/2014	A	5,021
5,000	TX Lower Colorado River Authority[1]	5.375	05/15/2020	03/31/2014	A	5,020
10,000	TX Lower Colorado River Authority[1]	5.250	05/15/2021	03/31/2014	A	10,037
75,000	TX Public Finance Authority (Texas Military Facilities Commission)	5.000	04/01/2016	04/01/2014	A	75,313
205,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)[1]	5.350	12/01/2017	06/25/2016	B	222,318
20,000	Willis, TX Independent School District[1]	4.375	02/15/2017	03/31/2014	A	20,068

						6,306,967
Vermont—0.4%
50,000	Burlington, VT COP (Parking Facility)	4.625	12/01/2014	03/31/2014	A	50,192
200,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		218,592
350,000	Burlington, VT GO	5.000	11/01/2016	11/01/2016		379,029
370,000	Burlington, VT GO	5.000	11/01/2017	11/01/2017		405,468
390,000	Burlington, VT GO	5.000	11/01/2018	11/01/2018		430,053

						1,483,334
Virginia—0.1%
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000	01/01/2019	01/01/2019		416,176
5,000	VA Hsg. Devel. Authority, Series A	4.300	01/01/2015	03/31/2014	A	5,015
65,000	VA Northern Transportation District (Virginia Railway Express)[1]	5.375	07/01/2014	03/31/2014	A	65,016
10,000	VA Resources Authority, Series C1	4.125	11/01/2017	03/31/2014	A	10,031

						496,238

18  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Washington—2.8%
$850,000	Cowlitz County, WA Sewer (Seattle-Northwest Securities Corp.)[1]	5.500%		11/01/2016	11/14/2015	B	$902,751
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	02/09/2024	B	24,130
5,035,000	WA Health Care Facilities Authority (Kadlec Medical Center)[1]	0.350	[2]	12/01/2036	03/07/2014	A	5,035,000
20,000	WA Health Care Facilities Authority (Southwest Medical Center)[1]	5.000		09/01/2019	03/18/2014	A	20,054
5,000,000	WA HFComm (Ashwood Downs Apartments)	0.500		07/01/2014	03/18/2014	A	5,000,900

							10,982,835
West Virginia—0.0%
25,000	WV School Building Authority	4.500		07/01/2015	03/31/2014	A	25,096
Wisconsin—0.0%
25,000	Franklin, WI Public School District	4.500		04/01/2015	04/01/2014	A	25,094
100,000	Milwaukee, WI Hsg. Authority (Veterans Hsg.)[1]	5.100		07/01/2022	07/01/2014	A	101,562
20,000	Weston, WI Community Devel. Authority[1]	4.650		10/01/2016	04/01/2014	A	20,060

							146,716
U.S. Possessions—13.1%
250,000	Guam Power Authority, Series A	5.000		10/01/2022	10/01/2022		288,075
1,345,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000		07/01/2015	07/01/2015		1,345,296
190,000	Puerto Rico Children’s Trust Fund (TASC)	4.250		05/15/2014	03/31/2014	A	190,559
3,050,000	Puerto Rico Commonwealth GO1	2.043		07/01/2018	07/01/2018		2,809,416
8,175,000	Puerto Rico Commonwealth GO1	2.063		07/01/2019	07/01/2019		7,335,509
35,000	Puerto Rico Commonwealth GO1	5.500		07/01/2015	07/01/2015		34,942
190,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016		190,232
800,000	Puerto Rico Commonwealth GO1	5.000		07/01/2023	07/01/2023		760,640
1,815,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2015		1,799,119
8,550,000	Puerto Rico Commonwealth GO1	2.083		07/01/2020	07/01/2020		7,389,936
40,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		35,080
680,000	Puerto Rico Commonwealth GO1	6.000		07/01/2015	07/01/2015		678,864
380,000	Puerto Rico Commonwealth GO1	6.000		07/01/2016	07/01/2016		378,811
1,285,000	Puerto Rico Commonwealth GO1	5.650		07/01/2015	01/04/2015	B	1,282,854
50,000	Puerto Rico Commonwealth GO1	6.500		07/01/2015	07/01/2015		49,916
255,000	Puerto Rico Commonwealth GO	4.158	[3]	07/01/2016	07/01/2016		216,393
380,000	Puerto Rico Commonwealth GO1	4.500		07/01/2023	11/02/2022	B	347,685
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2015	07/01/2015		500,435
220,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		217,562
185,000	Puerto Rico Commonwealth GO1	5.250		07/01/2015	07/01/2015		184,693
500,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2019	07/01/2019		452,290
275,000	Puerto Rico Electric Power Authority, Series KK1	5.500		07/01/2015	07/01/2015		279,007
60,000	Puerto Rico Electric Power Authority, Series KK1	5.500		07/01/2016	07/01/2016		59,413
1,700,000	Puerto Rico Electric Power Authority, Series KK1	5.500		07/01/2015	07/01/2015		1,693,064
20,000	Puerto Rico Electric Power Authority, Series LL1	5.500		07/01/2016	07/01/2016		19,804

19  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$295,000	Puerto Rico Electric Power Authority, Series LL1	5.500%		07/01/2017	07/01/2017		$291,091
905,000	Puerto Rico Electric Power Authority, Series OO1	5.000		07/01/2014	07/01/2014		905,217
270,000	Puerto Rico Electric Power Authority, Series PP1	5.000		07/01/2023	07/01/2023		248,341
235,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2022	07/01/2022		217,695
455,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2023	07/01/2023		418,500
100,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2019	07/01/2019		95,303
500,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2019	07/01/2019		498,115
100,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2016	07/01/2016		97,944
300,000	Puerto Rico Electric Power Authority, Series UU1	4.000		07/01/2015	07/01/2015		298,959
390,000	Puerto Rico Electric Power Authority, Series UU1	1.272	[2]	07/01/2017	07/01/2017		260,321
25,000	Puerto Rico Electric Power Authority, Series WW1	5.250		07/01/2014	07/01/2014		24,760
120,000	Puerto Rico Electric Power Authority, Series ZZ1	5.000		07/01/2018	07/01/2018		99,337
105,000	Puerto Rico HFA	5.000		12/01/2015	03/31/2014	A	105,179
100,000	Puerto Rico HFA	5.000		12/01/2016	03/31/2014	A	100,146
130,000	Puerto Rico HFA	5.000		12/01/2018	03/31/2014	A	130,120
40,000	Puerto Rico HFA	5.000		12/01/2014	03/31/2014	A	40,070
35,000	Puerto Rico HFA[1]	4.600		12/01/2024	12/01/2024		34,775
5,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2015	01/04/2015	B	5,147,600
40,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2020	07/01/2020		39,773
230,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2014	07/01/2014		229,848
50,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	07/01/2019		41,192
220,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2016	07/01/2016		217,171
330,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	01/22/2021	B	308,355
50,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2018	01/21/2017	B	48,498
250,000	Puerto Rico Highway & Transportation Authority, Series E1	5.500		07/01/2016	07/01/2016		250,845
5,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2019		4,006
820,000	Puerto Rico Industrial Devel. Company, Series B	5.375		07/01/2016	02/12/2016	B	818,581
175,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600		10/01/2014	10/01/2014		170,557

20  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,000,000	Puerto Rico Infrastructure Financing Authority[1]	5.500%	07/01/2015	07/01/2015		$990,270
155,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2016	07/01/2016		151,024
240,000	Puerto Rico Infrastructure Financing Authority, Series A1	4.500	07/01/2014	07/01/2014		236,561
1,750,000	Puerto Rico Infrastructure Financing Authority, Series C1	5.500	07/01/2017	07/01/2017		1,685,250
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	10/01/2021		94,375
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2020	10/01/2020		286,518
520,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2018	08/01/2018		509,865
360,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	08/01/2017		357,750
60,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	08/01/2021		58,832
120,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	08/01/2020		118,338
545,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	08/01/2019		539,888
170,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	08/01/2022		159,751
200,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	07/31/2014	A	199,984
110,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	09/20/2015	B	109,074
345,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2014	08/01/2014		344,990
2,710,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2015	03/31/2014	A	2,711,192
100,000	Puerto Rico Municipal Finance Agency, Series C1	5.000	08/01/2014	08/01/2014		100,023
360,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		313,470
1,000,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2024	07/01/2024		981,810
1,000,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		966,380
750,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2022		617,467

						51,214,706
Total Investments, at Value (Cost $392,114,898)—100.0%						$391,252,640
Assets in Excess of Other Liabilities—0.0						64,042

Net Assets—100.0%						$391,316,682

21  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  February 28, 2014 / Unaudited

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	Zero coupon bond reflects effective yield on the date of purchase.

To simplify the listings of securities, abbreviations are used per the table below:

BMH-UC	Baptist Memorial Hospital-Union City
BMHC	Baptist Memorial Home Care
BMHCC	Baptist Memorial Health Care Corp.
BMHCF	Baptist Memorial Health Care Foundation
BMHD	Baptist Memorial Hospital-Desoto
BMHFC	Baptist Memorial Hospital-Forrest City
BMHGT	Baptist Memorial Hospital-Golden Triangle
BMHH	Baptist Memorial Hospital-Huntington
BMHL	Baptist Memorial Hospital-Lauderdale
BMHMC	Baptist Memorial Hospital-Mississippi County
BMHNM	Baptist Memorial Hospital-North Mississippi
BMHT	Baptist Memorial Hospital-Tipton
BMHosp	Baptist Memorial Hospital
BMHUC	Baptist Memorial Hospital-Union County
BMHW	Baptist Memorial Hospital for Women
BMMC	Baptist Minor Medical Centers
BMRRS	Baptist Memorial Regional Rehabilitation Services
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFComm	Housing Finance Commission
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
LH&S	Lutheran Home & Services
LH&SFTA	Lutheran Home & Services for the Aged
LHFTA	Lutheran Home for the Aged
LIFERS	Long Inverse Floating Exempt Receipts
MBHS	Mississippi Baptist Health Systems
MSA	Math & Science Academy
NYC	New York City
NYS	New York State
PFA	Public Financing Authority
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services

22  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

PHS	Pinnacle Health System
PUTTERS	Puttable Tax-Excempt Receipts
RIH	Rhode Island Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
Y/S	Yucaipa/Sweetwater

23  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS  Unaudited

Oppenheimer Rochester Short Term Muncipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

24  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS  Unaudited / Continued

Securities Valuation (Continued)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and

25  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS  Unaudited / Continued

Securities Valuation (Continued)

yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

26  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS  Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of February 28, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$11,195,462	$—	$11,195,462
Alaska	—	5,876,976	—	5,876,976
Arizona	—	10,609,114	—	10,609,114
Arkansas	—	35,137	—	35,137
California	—	77,477,362	—	77,477,362
Colorado	—	13,467,427	—	13,467,427
Connecticut	—	250,922	—	250,922
District of Colombia	—	1,136,913	—	1,136,913
Florida	—	14,190,634	—	14,190,634
Georgia	—	4,109,677	—	4,109,677
Hawaii	—	1,021,610	—	1,021,610
Idaho	—	25,089	—	25,089
Illinois	—	49,997,931	—	49,997,931
Indiana	—	5,138,495	—	5,138,495
Iowa	—	145,185	—	145,185
Kansas	—	70,251	—	70,251
Kentucky	—	55,198	—	55,198
Louisiana	—	4,206,078	—	4,206,078
Maine	—	65,212	—	65,212
Maryland	—	2,379,348	—	2,379,348
Massachusetts	—	5,793,073	—	5,793,073
Michigan	—	30,709,550	—	30,709,550
Minnesota	—	2,088,462	—	2,088,462
Mississippi	—	10,275,677	—	10,275,677
Missouri	—	568,136	—	568,136
Nebraska	—	50,209	—	50,209
Nevada	—	5,727,003	—	5,727,003
New Jersey	—	7,229,456	—	7,229,456
New York	—	10,878,114	—	10,878,114
North Carolina	—	5,999,722	—	5,999,722
Ohio	—	2,231,156	—	2,231,156
Oklahoma	—	811,811	—	811,811
Oregon	—	355,815	—	355,815
Other Territory	—	1,074,287	—	1,074,287
Pennsylvania	—	12,139,972	—	12,139,972
Rhode Island	—	4,313,895	—	4,313,895
South Carolina	—	2,128,168	—	2,128,168
Tennessee	—	16,768,221	—	16,768,221
Texas	—	6,306,967	—	6,306,967
Vermont	—	1,483,334	—	1,483,334
Virginia	—	496,238	—	496,238
Washington	—	10,982,835	—	10,982,835
West Virginia	—	25,096	—	25,096
Wisconsin	—	146,716	—	146,716
U.S. Possessions	—	51,214,706	—	51,214,706

Total Assets	$—	$391,252,640	$—	$391,252,640

27  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS  Unaudited / Continued

Securities Valuation (Continued)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$392,130,192

Gross unrealized appreciation	$2,924,711
Gross unrealized depreciation	(3,802,263)

Net unrealized depreciation	$(877,552)

28  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	4/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	4/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	4/9/2014